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C000049094
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		$ 10,000		$ 9,816		$ 9,693		$ 10,092		$ 10,136		$ 10,318		$ 10,045		$ 9,932		$ 10,314		$ 10,588		$ 10,678		$ 10,996			$ 11,147			$ 11,652		$ 11,627		$ 11,920		$ 11,855		$ 12,117		$ 12,020		$ 12,081		$ 12,334		$ 12,850		$ 12,225		$ 12,087		$ 12,524		$ 12,124		$ 12,018		$ 12,485		$ 12,212		$ 12,370		$ 11,652		$ 11,667		$ 11,039		$ 11,833		$ 12,148		$ 11,951		$ 12,257		$ 11,637		$ 12,208		$ 11,998		$ 11,707		$ 12,331		$ 12,772	$ 12,985	$ 13,584	$ 13,459	$ 12,120	$ 9,432	$ 10,156	$ 10,370	$ 10,689	$ 10,838	$ 11,256	$ 10,733	$ 10,427	$ 12,215	$ 12,846	$ 12,868	$ 13,398	$ 13,844	$ 14,276	$ 14,809	$ 14,427	$ 14,391	$ 14,436	$ 13,828	$ 14,178	$ 13,564	$ 14,384	$ 14,719	$ 14,631	$ 14,740	$ 14,025	$ 14,595	$ 12,836	$ 13,136	$ 12,448	$ 10,990	$ 11,547	$ 13,276	$ 13,413	$ 14,354	$ 13,771	$ 13,714	$ 14,016	$ 13,069	$ 13,474	$ 14,030	$ 13,487	$ 13,268	$ 12,929	$ 13,980	$ 14,856	$ 14,610	$ 14,550	$ 14,979	$ 14,857	$ 15,800	$ 15,162	$ 15,892	$ 16,381	$ 16,767	$ 15,950	$ 15,963	$ 15,445	$ 16,001	$ 16,704	$ 17,535	$ 18,331	$ 19,145	$ 19,976	$ 20,194	$ 21,169	$ 21,395	$ 21,877	$ 22,540	$ 23,428	$ 24,880	$ 26,557	$ 25,320	$ 26,489
C000012060
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,178		10,195		10,587		10,606		10,614		10,400		10,825		11,029		11,252		11,679		11,685			11,804			11,943		12,032		12,262		12,292		12,562		12,842		13,231		13,371		14,099		13,573		13,278		13,316		13,662		13,748		14,225		14,700		14,749		13,690		13,970		12,687		13,758		14,224		14,454		15,033		14,069		15,048		15,272		14,980		15,248		15,566	16,147	16,604	16,606	15,241	13,201	14,938	15,722	16,067	16,986	18,220	17,547	17,134	19,150	19,950	19,798	20,388	21,150	22,285	22,382	22,941	23,433	24,107	22,984	24,562	24,236	25,189	23,723	23,079	23,850	21,703	21,655	19,845	21,690	20,848	18,912	20,420	21,528	20,266	21,634	21,124	21,776	22,029	22,133	23,632	24,449	24,008	22,872	22,299	24,392	25,605	25,951	27,362	28,245	27,024	28,299	29,232	29,661	30,333	30,967	30,742	32,717	31,801	32,784	32,219	30,328	30,136	32,070	33,705	34,476	35,194	36,407	37,216	37,254	37,248	37,767	37,540	35,678	39,363
C000038163
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,167		10,148		10,556		10,620		10,602		10,333		10,728		10,882		11,137		11,487		11,516			11,683			11,837		11,882		12,156		12,133		12,415		12,715		13,022		13,163		13,964		13,419		13,137		13,200		13,548		13,631		14,089		14,432		14,473		13,360		13,811		12,662		13,697		14,169		14,427		15,009		14,061		15,008		15,305		15,039		15,273		15,585	16,153	16,621	16,699	15,452	13,560	15,301	16,128	16,477	17,242	18,638	17,922	17,472	19,400	20,080	19,891	20,599	21,482	22,598	22,775	23,373	24,008	24,728	23,547	25,735	25,359	26,365	24,678	23,858	24,628	22,382	22,232	20,511	22,288	21,206	19,169	20,561	22,013	20,653	22,116	21,648	22,531	22,612	22,881	24,357	25,237	24,909	23,639	22,980	25,297	26,530	27,033	28,434	29,489	28,109	29,404	30,420	30,644	31,117	31,972	31,679	33,571	32,495	33,020	32,159	30,235	30,134	32,780	34,404	35,465	35,925	37,393	38,493	38,015	38,321	38,921	38,215	36,150	40,533
C000012199
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,223		10,219		10,626		10,752		10,757		10,442		10,762		10,931		11,121		11,633		11,716			11,892			12,158		12,225		12,364		12,424		12,563		12,949		13,238		13,392		14,136		13,663		13,383		13,410		13,553		13,694		14,131		14,468		14,585		13,519		13,933		12,648		13,645		14,236		14,555		15,029		13,973		15,055		15,317		14,961		15,341		15,623	16,206	16,718	16,745	15,482	13,744	15,444	16,335	16,803	17,813	19,236	18,542	18,208	20,119	20,837	20,745	21,264	22,252	23,365	23,601	24,278	24,969	25,788	24,458	26,340	25,978	27,152	25,244	24,141	24,814	22,717	22,686	20,750	22,734	21,761	19,612	21,330	22,692	21,366	22,738	22,206	22,880	23,013	22,920	24,471	25,349	24,933	23,593	22,770	25,141	26,466	26,663	27,925	28,859	27,594	28,827	29,725	30,399	31,315	31,967	31,387	33,379	32,397	33,177	32,573	30,666	30,686	32,623	33,959	34,405	35,249	36,427	37,429	37,511	37,490	37,983	37,666	35,642	39,372
C000012048
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		9,888		9,812		10,368		10,350		10,254		10,060		10,891		10,844		11,324		11,538		11,651			11,688			11,563		11,749		12,030		12,168		12,660		13,126		13,225		13,528		14,058		13,338		12,765		12,944		13,248		13,210		13,655		13,536		13,186		11,870		12,149		11,297		11,965		12,374		12,346		12,699		11,459		12,902		12,732		12,168		12,598		12,592	13,029	13,471	12,465	11,397	9,562	11,227	12,092	12,383	13,306	13,883	13,751	13,542	15,392	15,873	15,552	16,216	17,627	18,391	19,507	18,374	18,736	18,753	17,608	18,898	18,503	19,924	18,632	19,451	21,291	20,070	20,202	16,891	17,846	17,282	15,604	17,109	19,101	18,117	20,174	19,623	19,318	19,052	17,591	19,462	20,272	19,561	18,575	17,992	19,393	20,423	19,705	20,492	21,922	20,930	21,668	20,867	21,514	21,792	22,443	21,757	22,091	19,498	20,679	20,782	20,313	19,710	20,289	21,165	21,261	22,549	22,508	21,631	22,706	23,477	25,971	28,799	26,926	27,766
C000012050
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,035		9,975		10,367		10,235		10,242		10,012		10,514		10,550		10,878		11,128		11,268			11,571			11,729		11,523		11,721		11,477		11,560		11,632		12,340		12,648		13,781		13,209		12,888		13,116		13,271		13,729		14,067		14,890		15,035		13,829		14,174		12,875		14,021		14,236		14,579		15,488		14,557		15,562		15,710		15,614		15,578		15,748	16,156	16,410	16,275	14,970	12,762	14,746	15,696	15,799	16,891	18,384	18,041	17,538	19,780	20,426	19,995	20,942	21,692	22,632	22,237	22,537	22,677	23,153	22,494	24,399	24,099	24,435	22,086	21,423	21,847	19,427	18,523	16,558	19,105	18,561	16,998	17,906	18,485	16,670	19,040	18,525	18,975	18,892	18,936	20,887	21,454	20,844	19,718	19,022	20,992	22,355	22,066	23,881	24,228	22,939	23,424	24,030	24,308	24,766	26,073	25,829	28,919	28,523	29,819	28,594	26,252	26,622	28,725	29,628	29,724	30,761	31,206	30,722	30,595	30,737	30,963	30,777	28,943	30,702
C000012194
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,042		10,354		10,500		10,468		10,290		10,121		9,826		10,088		10,374		10,815		10,874			10,904			11,210		11,194		11,208		11,125		11,154		11,148		11,530		11,755		11,974		11,217		11,079		10,642		10,676		11,113		11,290		11,175		11,246		11,034		11,159		10,142		10,880		11,106		11,429		11,807		11,021		11,708		11,970		11,873		12,252		12,306	12,513	12,995	13,111	12,032	10,617	11,706	12,236	12,568	13,649	15,156	14,782	14,314	16,143	17,227	17,108	16,719	17,615	18,129	18,084	18,357	18,608	18,631	18,011	18,525	18,133	20,205	20,353	20,135	20,281	20,909	20,541	19,831	20,224	20,030	18,419	20,218	21,350	20,920	20,448	19,946	20,657	21,462	20,202	20,875	21,291	20,469	19,628	19,307	20,036	20,341	20,523	20,741	21,617	21,375	21,377	21,135	21,843	22,764	22,856	22,124	22,965	21,420	21,657	23,094	23,465	23,291	23,512	23,253	22,578	23,177	22,702	22,161	23,045	22,439	23,954	26,031	23,594	24,183
C000012051
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		9,881		10,172		9,965		10,090		10,415		10,054		10,956		11,140		10,767		10,513		10,397			10,052			9,675		9,626		9,857		9,328		10,267		10,188		10,391		10,923		11,279		10,079		10,286		11,251		11,637		11,714		11,857		11,491		11,795		10,417		10,161		8,826		9,834		10,040		10,275		10,258		9,091		9,903		9,687		8,856		9,208		8,993	9,124	9,702	8,609	7,331	4,714	6,164	6,268	6,216	5,940	5,900	5,036	4,856	6,185	6,458	6,707	8,158	8,396	8,457	8,950	9,380	8,609	8,468	9,210	10,259	9,773	9,904	11,527	12,377	13,560	13,240	15,238	12,739	14,150	14,637	13,295	16,358	16,601	15,883	16,264	15,128	15,079	15,354	13,920	14,853	16,017	16,235	16,552	15,635	15,511	15,519	15,356	15,860	17,479	17,305	17,373	17,104	17,451	17,115	16,629	16,731	18,110	16,457	16,800	17,322	17,924	15,518	15,798	16,560	16,971	17,583	17,546	17,288	17,772	17,676	20,064	21,955	24,207	23,618
C000012052
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,243		9,481		9,999		10,608		10,360		10,630		12,086		12,581		12,673		13,343		12,960			12,874			12,654		13,508		13,723		13,525		14,342		14,782		15,328		15,653		16,769		16,465		15,747		15,775		15,877		15,660		16,324		16,672		16,173		15,261		15,595		13,706		15,099		15,685		15,294		16,678		15,458		16,494		17,099		16,333		16,855		17,435	18,366	18,869	18,531	16,436	12,835	14,433	15,042	14,992	15,227	16,123	15,393	15,080	17,753	19,036	18,458	20,798	21,773	23,259	23,973	23,619	23,769	24,414	24,090	25,570	24,064	24,814	24,807	24,056	23,273	21,033	21,759	19,210	20,957	20,363	18,413	20,724	22,092	20,662	22,701	22,121	19,941	20,342	19,610	20,933	22,321	21,407	20,594	19,854	22,286	23,960	24,431	25,565	26,733	25,582	26,487	26,341	28,090	29,006	28,796	29,879	33,356	31,614	34,038	34,007	32,049	31,702	33,444	35,019	35,588	36,690	36,767	36,122	36,709	37,941	37,126	35,360	34,172	36,331
C000012053
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,221		9,931		10,310		10,645		10,445		10,471		11,391		11,827		11,894		12,465		12,182			12,152			12,065		12,635		12,870		12,748		13,228		13,534		13,966		14,138		14,784		14,319		14,005		14,000		14,074		14,002		14,549		14,866		14,571		13,833		14,277		12,830		14,013		14,409		14,317		15,262		14,497		15,293		15,651		15,285		15,732		16,027	16,584	16,931	16,813	15,140	12,029	13,206	13,647	13,690	14,134	14,724	14,175	13,877	15,894	16,763	16,362	17,905	18,821	20,180	20,746	20,455	20,746	21,371	20,911	22,614	21,423	22,037	21,948	21,572	21,560	19,351	20,017	17,923	19,222	18,872	17,386	19,439	20,700	19,546	20,969	20,499	18,534	19,038	18,277	19,497	20,738	20,080	19,615	19,056	21,196	22,523	22,977	24,025	25,344	24,143	25,210	25,122	26,884	27,890	27,688	28,466	31,675	29,591	31,596	31,693	30,295	29,691	31,190	32,593	32,895	33,860	34,238	33,113	34,022	34,984	34,665	33,301	32,129	33,904
C000012054
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,227		10,288		10,824		10,465		10,456		9,769		9,995		10,054		10,302		10,964		10,901			11,106			11,131		11,669		11,741		11,995		12,106		12,021		12,387		12,297		13,115		12,542		12,203		12,320		12,446		12,649		13,469		14,086		14,450		13,408		14,298		13,018		13,741		13,923		13,990		13,585		13,232		14,138		13,945		13,830		13,740		14,407	15,225	15,728	15,315	14,340	13,728	15,547	16,168	15,822	16,660	17,035	16,754	16,183	17,518	18,164	18,561	18,205	18,682	19,495	19,733	20,283	21,209	21,736	20,559	21,535	20,775	22,414	20,695	20,483	21,579	20,443	20,657	20,167	20,855	19,586	19,024	20,792	21,818	21,434	21,135	20,179	20,688	21,303	20,388	21,264	21,429	21,342	20,593	19,824	20,911	21,873	22,478	23,228	23,763	22,548	23,077	23,549	24,136	25,508	25,059	23,940	23,947	22,547	24,015	24,162	23,626	22,745	21,559	21,986	21,347	22,517	22,923	23,751	25,926	25,507	25,456	26,198	24,230	24,105
C000012055
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,070		10,153		10,488		10,587		10,597		10,349		11,156		11,212		11,423		11,802		11,764			12,013			12,181		12,326		12,471		12,535		13,038		13,308		13,727		13,899		14,712		14,078		13,735		13,402		13,877		13,639		14,384		14,643		14,876		13,289		13,691		12,288		13,646		14,542		14,566		15,190		14,162		15,245		15,381		15,054		15,339		15,487	16,192	16,248	16,170	14,744	12,097	13,432	14,387	14,716	15,454	16,515	16,356	16,080	18,612	19,079	18,309	19,537	20,773	21,694	22,024	21,898	22,205	22,584	21,169	21,981	20,953	22,309	21,258	20,524	20,909	19,363	19,259	17,530	19,444	18,683	16,699	18,787	20,095	19,303	20,452	20,025	20,095	20,005	19,373	21,334	21,961	21,625	20,363	19,623	21,601	23,138	23,100	24,544	25,490	24,367	24,709	24,286	25,846	26,473	27,247	27,123	29,294	27,268	28,688	28,040	26,665	26,418	28,412	29,195	29,689	29,976	30,000	30,149	29,951	30,523	31,707	33,161	30,454	32,745
C000012059
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,575		10,316		11,189		11,428		11,701		11,659		11,692		11,849		12,413		13,029		13,354			13,657			14,247		13,842		14,345		14,835		14,887		16,040		16,195		16,183		17,345		17,422		16,774		16,746		17,997		17,825		18,231		19,565		19,419		17,782		17,425		16,028		17,475		18,403		19,158		20,447		18,492		19,943		20,852		20,251		20,629		21,411	22,588	23,547	24,498	22,840	20,744	23,789	25,599	27,413	29,089	32,486	30,660	29,794	33,073	34,738	35,011	35,484	35,797	37,956	37,740	40,618	42,158	44,201	41,419	45,131	46,300	46,961	43,122	40,997	42,141	36,683	36,159	32,752	36,511	34,332	30,097	31,338	33,430	30,620	34,003	34,244	38,214	38,300	42,383	44,857	46,789	45,895	43,254	42,767	48,351	50,675	52,183	55,100	55,825	52,963	57,270	62,227	60,463	61,106	62,746	62,380	65,898	65,986	66,113	64,041	58,165	59,289	65,584	71,816	75,085	75,284	81,180	86,204	82,382	82,770	82,236	78,623	75,261	90,460
C000012061
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		9,923		9,540		10,008		10,075		10,348		10,321		11,532		11,620		11,808		12,133		11,745			11,732			11,850		12,366		11,869		12,068		12,840		12,648		13,350		13,820		14,267		13,530		13,540		13,595		14,055		13,523		14,475		14,798		14,893		13,340		14,211		12,047		13,208		13,786		13,713		14,291		12,868		13,832		14,147		13,416		13,736		13,922	14,409	14,476	14,028	12,499	10,302	11,158	11,861	12,139	13,220	14,805	14,871	14,711	16,454	16,537	15,977	17,606	19,331	20,268	20,696	19,559	18,862	19,040	18,336	20,417	19,632	20,894	19,516	19,607	20,447	18,407	17,643	16,178	17,698	17,358	14,995	16,200	17,795	16,358	17,783	17,734	17,517	17,085	17,149	19,258	20,588	19,258	18,087	16,859	18,925	20,370	20,050	21,845	21,927	20,029	19,983	20,437	20,603	21,009	21,581	21,701	23,403	21,210	22,024	21,921	20,163	19,184	20,615	21,649	21,478	22,518	22,727	22,910	23,112	23,647	24,319	25,957	23,759	25,881
C000012062
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,153		10,914		10,816		10,218		10,264		10,342		9,843		10,302		10,433		10,949		10,939			11,016			11,459		11,165		11,447		11,800		11,490		11,938		12,271		11,535		11,164		10,717		11,144		11,411		11,351		11,628		11,833		11,959		11,908		12,051		12,508		11,986		12,418		12,897		13,263		13,384		13,250		13,683		13,636		14,290		14,870		14,741	14,438	14,905	15,816	14,209	12,786	13,198	13,747	13,088	14,038	13,676	13,741	14,392	14,632	14,747	14,576	13,752	15,192	15,792	15,414	15,104	15,686	16,259	15,282	16,114	15,824	17,219	16,552	16,189	17,808	17,137	17,773	16,848	17,863	17,990	16,049	16,343	17,492	17,256	16,955	16,010	16,803	17,112	16,149	16,512	16,809	15,792	14,968	15,183	15,993	16,385	15,980	16,361	17,451	17,656	19,095	18,211	19,243	20,156	21,269	21,094	21,996	20,193	20,890	21,359	21,410	21,479	22,268	22,224	23,197	22,867	23,676	23,878	24,424	23,276	23,609	25,940	25,077	25,551
C000237280
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,222		$ 9,884		$ 10,792		$ 10,265		$ 9,955		$ 10,164		$ 9,700		$ 10,022		$ 10,410		$ 10,062		$ 9,450			$ 9,020			$ 9,932		$ 10,893		$ 10,417		$ 10,388		$ 10,710		$ 10,057		$ 10,426		$ 10,438		$ 11,083		$ 11,793		$ 12,167		$ 11,536		$ 11,806		$ 10,970		$ 11,146		$ 11,429		$ 11,213		$ 11,299		$ 11,578		$ 11,721		$ 11,504		$ 12,040		$ 12,163		$ 11,947		$ 12,201		$ 12,073		$ 12,519		$ 13,378		$ 12,211		$ 13,186
C000141932
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		10,019		10,489		10,972		10,627		10,494		9,848		9,577		9,972		9,952		10,260		10,097			10,153			10,157		10,261		10,447		10,419		10,395		10,277		10,594		10,727		10,567		9,880		10,167		10,317		10,550		10,802		10,891		11,076		10,821		10,494		10,860		10,202		11,327		11,335		11,682		11,634		11,599		11,818		11,902		12,194		12,518		12,827	12,679	12,640	12,740	11,660	8,826	9,486	9,518	9,767	10,095	10,254	9,930	9,618	10,875	11,301	11,268	11,727	12,132	12,991	13,148	13,317	13,880	14,096	13,285	14,141	13,928	14,945	14,010	13,643	14,379	13,658	13,021	11,952	12,954	12,120	10,634	11,055	11,808	11,371	12,438	11,876	11,557	11,730	11,288	11,651	12,029	11,620	10,866	10,371	11,457	12,557	12,019	12,032	12,362	11,554	12,059	12,171	12,913	13,687	14,122	13,495	13,884	12,858	13,049	13,412	13,093	13,061	13,408	13,471	13,335	13,905	14,029	13,843	14,076	13,909	14,308	15,195	14,099	15,313
C000050169
Account Value [Line Items]
Line Graph and Table Measure Name																									Fund
Accumulated Value		10,000		9,767		9,759		10,306		10,142		10,167		9,616		9,271		9,359		9,544		9,789		9,808			10,063			10,367		10,265		10,554		10,645		10,576		10,620		10,914		11,220		11,736		11,037		11,131		11,440		11,320		11,168		11,290		11,187		11,038		10,451		10,712		10,470		11,519		11,433		11,889		11,599		11,552		11,822		11,696		11,759		11,997		12,429	12,344	12,648	12,703	11,671	9,149	9,636	9,746	9,926	10,131	10,630	10,318	9,879	11,312	11,737	11,578	11,828	11,970	12,490	12,897	12,779	13,098	13,194	12,403	12,880	12,337	12,676	12,254	12,038	12,181	11,336	11,274	10,133	10,779	9,932	8,680	8,726	9,629	9,606	10,252	9,798	9,461	9,812	9,178	9,173	9,641	9,286	8,838	8,441	9,325	10,169	9,697	9,363	9,959	9,540	9,802	9,449	10,007	10,589	11,003	10,060	9,989	9,328	9,584	9,618	9,683	10,401	10,767	11,214	10,907	11,446	11,541	11,376	11,551	11,682	12,229	12,956	11,311	12,105
S&P Developed ex US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P Developed ex US Broad Market Index (Net)
Accumulated Value		10,000		9,895		9,607		10,097		10,101		10,246		10,019		9,837		10,131		10,459		10,607		10,873			11,116			11,513		11,535		11,883		11,881		12,180		12,395		12,535		12,778		13,371		12,749		12,543		12,836		12,609		12,417		12,656		12,471		12,550		11,469		11,486		10,883		11,688		11,958		11,990		12,302		11,690		12,364		12,201		11,892		12,235		12,662	12,822	13,288	12,995	11,827	10,125	10,908	11,422	11,810	12,165	12,830	12,539	12,090	13,933	14,694	14,572	14,934	15,269	15,768	16,285	16,109	16,172	16,453	15,952	16,348	15,537	16,292	15,421	15,212	15,363	14,320	14,408	12,971	13,659	13,057	11,734	12,358	13,669	13,601	14,724	14,341	14,637	14,982	14,410	15,047	15,589	14,975	14,436	13,767	15,107	15,978	15,926	16,225	16,772	16,319	16,892	16,650	17,207	17,684	17,895	16,958	16,973	16,497	17,272	17,495	17,412	18,242	19,152	19,766	19,622	20,460	20,958	21,311	21,462	22,165	23,526	24,940	22,173	24,246
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P Total Market Index
Accumulated Value		10,000		10,179		10,199		10,605		10,633		10,653		10,419		10,882		11,094		11,309		11,726		11,736			11,858			11,979		12,089		12,317		12,340		12,641		12,915		13,307		13,441		14,154		13,630		13,360		13,408		13,786		13,877		14,342		14,840		14,864		13,763		14,038		12,729		13,825		14,311		14,517		15,095		14,120		15,110		15,332		15,023		15,282		15,606	16,197	16,663	16,642	15,280	13,170	14,916	15,717	16,079	16,988	18,208	17,538	17,165	19,263	20,127	20,062	20,704	21,425	22,525	22,627	23,201	23,600	24,275	23,173	24,730	24,365	25,291	23,772	23,175	23,926	21,768	21,724	19,897	21,764	20,942	18,989	20,539	21,623	20,352	21,771	21,267	21,826	22,045	22,141	23,658	24,510	24,030	22,880	22,264	24,353	25,656	25,939	27,349	28,233	26,988	28,269	29,147	29,683	30,319	30,943	30,722	32,769	31,781	32,755	32,136	30,233	30,026	31,949	33,586	34,352	35,132	36,345	37,145	37,203	37,201	37,781	37,574	35,719	39,443
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI USA Index
Accumulated Value		10,000		10,183		10,209		10,597		10,613		10,624		10,423		10,799		11,001		11,229		11,670		11,687			11,813			11,974		12,049		12,295		12,335		12,586		12,875		13,267		13,410		14,180		13,660		13,326		13,380		13,706		13,799		14,295		14,768		14,835		13,806		14,074		12,807		13,860		14,324		14,589		15,174		14,214		15,213		15,448		15,179		15,449		15,785	16,379	16,859	16,892	15,515	13,547	15,329	16,126	16,494	17,473	18,785	18,084	17,614	19,652	20,462	20,272	20,802	21,584	22,759	22,868	23,505	24,061	24,771	23,601	25,247	24,993	25,981	24,510	23,792	24,628	22,396	22,347	20,497	22,409	21,531	19,534	21,085	22,232	20,925	22,301	21,769	22,542	22,828	22,977	24,509	25,353	24,925	23,757	23,210	25,398	26,595	27,009	28,459	29,364	28,152	29,496	30,551	30,935	31,681	32,362	32,123	34,134	33,265	34,278	33,738	31,764	31,601	33,641	35,372	36,181	36,892	38,246	39,154	39,166	39,170	39,676	39,327	37,400	41,325
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI USA Index
Accumulated Value		10,000		10,183		10,209		10,597		10,613		10,624		10,423		10,799		11,001		11,229		11,670		11,687			11,813			11,974		12,049		12,295		12,335		12,586		12,875		13,267		13,410		14,180		13,660		13,326		13,380		13,706		13,799		14,295		14,768		14,835		13,806		14,074		12,807		13,860		14,324		14,589		15,174		14,214		15,213		15,448		15,179		15,449		15,785	16,379	16,859	16,892	15,515	13,547	15,329	16,126	16,494	17,473	18,785	18,084	17,614	19,652	20,462	20,272	20,802	21,584	22,759	22,868	23,505	24,061	24,771	23,601	25,247	24,993	25,981	24,510	23,792	24,628	22,396	22,347	20,497	22,409	21,531	19,534	21,085	22,232	20,925	22,301	21,769	22,542	22,828	22,977	24,509	25,353	24,925	23,757	23,210	25,398	26,595	27,009	28,459	29,364	28,152	29,496	30,551	30,935	31,681	32,362	32,123	34,134	33,265	34,278	33,738	31,764	31,601	33,641	35,372	36,181	36,892	38,246	39,154	39,166	39,170	39,676	39,327	37,400	41,325
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value		10,000		10,179		10,200		10,605		10,632		10,648		10,418		10,884		11,097		11,305		11,726		11,734			11,858			11,980		12,088		12,316		12,339		12,640		12,916		13,308		13,441		14,150		13,628		13,355		13,406		13,784		13,874		14,335		14,838		14,862		13,768		14,044		12,737		13,830		14,316		14,526		15,106		14,128		15,120		15,345		15,032		15,296		15,625	16,219	16,688	16,669	15,305	13,200	14,948	15,748	16,108	17,022	18,255	17,591	17,211	19,305	20,173	20,084	20,711	21,454	22,560	22,663	23,222	23,614	24,288	23,198	24,767	24,390	25,350	23,859	23,258	24,012	21,857	21,828	20,002	21,878	21,062	19,109	20,676	21,755	20,481	21,892	21,380	21,952	22,186	22,272	23,793	24,646	24,170	23,019	22,408	24,498	25,797	26,083	27,495	28,382	27,133	28,415	29,295	29,839	30,489	31,120	30,891	32,946	31,939	32,947	32,316	30,431	30,227	32,143	33,776	34,520	35,318	36,537	37,320	37,423	37,415	37,996	37,815	35,935	39,601
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value		10,000		10,179		10,200		10,605		10,632		10,648		10,418		10,884		11,097		11,305		11,726		11,734			11,858			11,980		12,088		12,316		12,339		12,640		12,916		13,308		13,441		14,150		13,628		13,355		13,406		13,784		13,874		14,335		14,838		14,862		13,768		14,044		12,737		13,830		14,316		14,526		15,106		14,128		15,120		15,345		15,032		15,296		15,625	16,219	16,688	16,669	15,305	13,200	14,948	15,748	16,108	17,022	18,255	17,591	17,211	19,305	20,173	20,084	20,711	21,454	22,560	22,663	23,222	23,614	24,288	23,198	24,767	24,390	25,350	23,859	23,258	24,012	21,857	21,828	20,002	21,878	21,062	19,109	20,676	21,755	20,481	21,892	21,380	21,952	22,186	22,272	23,793	24,646	24,170	23,019	22,408	24,498	25,797	26,083	27,495	28,382	27,133	28,415	29,295	29,839	30,489	31,120	30,891	32,946	31,939	32,947	32,316	30,431	30,227	32,143	33,776	34,520	35,318	36,537	37,320	37,423	37,415	37,996	37,815	35,935	39,601
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value		10,000		10,179		10,200		10,605		10,632		10,648		10,418		10,884		11,097		11,305		11,726		11,734			11,858			11,980		12,088		12,316		12,339		12,640		12,916		13,308		13,441		14,150		13,628		13,355		13,406		13,784		13,874		14,335		14,838		14,862		13,768		14,044		12,737		13,830		14,316		14,526		15,106		14,128		15,120		15,345		15,032		15,296		15,625	16,219	16,688	16,669	15,305	13,200	14,948	15,748	16,108	17,022	18,255	17,591	17,211	19,305	20,173	20,084	20,711	21,454	22,560	22,663	23,222	23,614	24,288	23,198	24,767	24,390	25,350	23,859	23,258	24,012	21,857	21,828	20,002	21,878	21,062	19,109	20,676	21,755	20,481	21,892	21,380	21,952	22,186	22,272	23,793	24,646	24,170	23,019	22,408	24,498	25,797	26,083	27,495	28,382	27,133	28,415	29,295	29,839	30,489	31,120	30,891	32,946	31,939	32,947	32,316	30,431	30,227	32,143	33,776	34,520	35,318	36,537	37,320	37,423	37,415	37,996	37,815	35,935	39,601
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value		10,000		10,179		10,200		10,605		10,632		10,648		10,418		10,884		11,097		11,305		11,726		11,734			11,858			11,980		12,088		12,316		12,339		12,640		12,916		13,308		13,441		14,150		13,628		13,355		13,406		13,784		13,874		14,335		14,838		14,862		13,768		14,044		12,737		13,830		14,316		14,526		15,106		14,128		15,120		15,345		15,032		15,296		15,625	16,219	16,688	16,669	15,305	13,200	14,948	15,748	16,108	17,022	18,255	17,591	17,211	19,305	20,173	20,084	20,711	21,454	22,560	22,663	23,222	23,614	24,288	23,198	24,767	24,390	25,350	23,859	23,258	24,012	21,857	21,828	20,002	21,878	21,062	19,109	20,676	21,755	20,481	21,892	21,380	21,952	22,186	22,272	23,793	24,646	24,170	23,019	22,408	24,498	25,797	26,083	27,495	28,382	27,133	28,415	29,295	29,839	30,489	31,120	30,891	32,946	31,939	32,947	32,316	30,431	30,227	32,143	33,776	34,520	35,318	36,537	37,320	37,423	37,415	37,996	37,815	35,935	39,601
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P Total Market Index
Accumulated Value		10,000		10,179		10,199		10,605		10,633		10,653		10,419		10,882		11,094		11,309		11,726		11,736			11,858			11,979		12,089		12,317		12,340		12,641		12,915		13,307		13,441		14,154		13,630		13,360		13,408		13,786		13,877		14,342		14,840		14,864		13,763		14,038		12,729		13,825		14,311		14,517		15,095		14,120		15,110		15,332		15,023		15,282		15,606	16,197	16,663	16,642	15,280	13,170	14,916	15,717	16,079	16,988	18,208	17,538	17,165	19,263	20,127	20,062	20,704	21,425	22,525	22,627	23,201	23,600	24,275	23,173	24,730	24,365	25,291	23,772	23,175	23,926	21,768	21,724	19,897	21,764	20,942	18,989	20,539	21,623	20,352	21,771	21,267	21,826	22,045	22,141	23,658	24,510	24,030	22,880	22,264	24,353	25,656	25,939	27,349	28,233	26,988	28,269	29,147	29,683	30,319	30,943	30,722	32,769	31,781	32,755	32,136	30,233	30,026	31,949	33,586	34,352	35,132	36,345	37,145	37,203	37,201	37,781	37,574	35,719	39,443
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value		10,000		10,179		10,200		10,605		10,632		10,648		10,418		10,884		11,097		11,305		11,726		11,734			11,858			11,980		12,088		12,316		12,339		12,640		12,916		13,308		13,441		14,150		13,628		13,355		13,406		13,784		13,874		14,335		14,838		14,862		13,768		14,044		12,737		13,830		14,316		14,526		15,106		14,128		15,120		15,345		15,032		15,296		15,625	16,219	16,688	16,669	15,305	13,200	14,948	15,748	16,108	17,022	18,255	17,591	17,211	19,305	20,173	20,084	20,711	21,454	22,560	22,663	23,222	23,614	24,288	23,198	24,767	24,390	25,350	23,859	23,258	24,012	21,857	21,828	20,002	21,878	21,062	19,109	20,676	21,755	20,481	21,892	21,380	21,952	22,186	22,272	23,793	24,646	24,170	23,019	22,408	24,498	25,797	26,083	27,495	28,382	27,133	28,415	29,295	29,839	30,489	31,120	30,891	32,946	31,939	32,947	32,316	30,431	30,227	32,143	33,776	34,520	35,318	36,537	37,320	37,423	37,415	37,996	37,815	35,935	39,601
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value		10,000		10,179		10,200		10,605		10,632		10,648		10,418		10,884		11,097		11,305		11,726		11,734			11,858			11,980		12,088		12,316		12,339		12,640		12,916		13,308		13,441		14,150		13,628		13,355		13,406		13,784		13,874		14,335		14,838		14,862		13,768		14,044		12,737		13,830		14,316		14,526		15,106		14,128		15,120		15,345		15,032		15,296		15,625	16,219	16,688	16,669	15,305	13,200	14,948	15,748	16,108	17,022	18,255	17,591	17,211	19,305	20,173	20,084	20,711	21,454	22,560	22,663	23,222	23,614	24,288	23,198	24,767	24,390	25,350	23,859	23,258	24,012	21,857	21,828	20,002	21,878	21,062	19,109	20,676	21,755	20,481	21,892	21,380	21,952	22,186	22,272	23,793	24,646	24,170	23,019	22,408	24,498	25,797	26,083	27,495	28,382	27,133	28,415	29,295	29,839	30,489	31,120	30,891	32,946	31,939	32,947	32,316	30,431	30,227	32,143	33,776	34,520	35,318	36,537	37,320	37,423	37,415	37,996	37,815	35,935	39,601
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value		10,000		10,179		10,200		10,605		10,632		10,648		10,418		10,884		11,097		11,305		11,726		11,734			11,858			11,980		12,088		12,316		12,339		12,640		12,916		13,308		13,441		14,150		13,628		13,355		13,406		13,784		13,874		14,335		14,838		14,862		13,768		14,044		12,737		13,830		14,316		14,526		15,106		14,128		15,120		15,345		15,032		15,296		15,625	16,219	16,688	16,669	15,305	13,200	14,948	15,748	16,108	17,022	18,255	17,591	17,211	19,305	20,173	20,084	20,711	21,454	22,560	22,663	23,222	23,614	24,288	23,198	24,767	24,390	25,350	23,859	23,258	24,012	21,857	21,828	20,002	21,878	21,062	19,109	20,676	21,755	20,481	21,892	21,380	21,952	22,186	22,272	23,793	24,646	24,170	23,019	22,408	24,498	25,797	26,083	27,495	28,382	27,133	28,415	29,295	29,839	30,489	31,120	30,891	32,946	31,939	32,947	32,316	30,431	30,227	32,143	33,776	34,520	35,318	36,537	37,320	37,423	37,415	37,996	37,815	35,935	39,601
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value		10,000		10,179		10,200		10,605		10,632		10,648		10,418		10,884		11,097		11,305		11,726		11,734			11,858			11,980		12,088		12,316		12,339		12,640		12,916		13,308		13,441		14,150		13,628		13,355		13,406		13,784		13,874		14,335		14,838		14,862		13,768		14,044		12,737		13,830		14,316		14,526		15,106		14,128		15,120		15,345		15,032		15,296		15,625	16,219	16,688	16,669	15,305	13,200	14,948	15,748	16,108	17,022	18,255	17,591	17,211	19,305	20,173	20,084	20,711	21,454	22,560	22,663	23,222	23,614	24,288	23,198	24,767	24,390	25,350	23,859	23,258	24,012	21,857	21,828	20,002	21,878	21,062	19,109	20,676	21,755	20,481	21,892	21,380	21,952	22,186	22,272	23,793	24,646	24,170	23,019	22,408	24,498	25,797	26,083	27,495	28,382	27,133	28,415	29,295	29,839	30,489	31,120	30,891	32,946	31,939	32,947	32,316	30,431	30,227	32,143	33,776	34,520	35,318	36,537	37,320	37,423	37,415	37,996	37,815	35,935	39,601
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P Total Market Index
Accumulated Value		10,000		10,179		10,199		10,605		10,633		10,653		10,419		10,882		11,094		11,309		11,726		11,736			11,858			11,979		12,089		12,317		12,340		12,641		12,915		13,307		13,441		14,154		13,630		13,360		13,408		13,786		13,877		14,342		14,840		14,864		13,763		14,038		12,729		13,825		14,311		14,517		15,095		14,120		15,110		15,332		15,023		15,282		15,606	16,197	16,663	16,642	15,280	13,170	14,916	15,717	16,079	16,988	18,208	17,538	17,165	19,263	20,127	20,062	20,704	21,425	22,525	22,627	23,201	23,600	24,275	23,173	24,730	24,365	25,291	23,772	23,175	23,926	21,768	21,724	19,897	21,764	20,942	18,989	20,539	21,623	20,352	21,771	21,267	21,826	22,045	22,141	23,658	24,510	24,030	22,880	22,264	24,353	25,656	25,939	27,349	28,233	26,988	28,269	29,147	29,683	30,319	30,943	30,722	32,769	31,781	32,755	32,136	30,233	30,026	31,949	33,586	34,352	35,132	36,345	37,145	37,203	37,201	37,781	37,574	35,719	39,443
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value		10,000		10,179		10,200		10,605		10,632		10,648		10,418		10,884		11,097		11,305		11,726		11,734			11,858			11,980		12,088		12,316		12,339		12,640		12,916		13,308		13,441		14,150		13,628		13,355		13,406		13,784		13,874		14,335		14,838		14,862		13,768		14,044		12,737		13,830		14,316		14,526		15,106		14,128		15,120		15,345		15,032		15,296		15,625	16,219	16,688	16,669	15,305	13,200	14,948	15,748	16,108	17,022	18,255	17,591	17,211	19,305	20,173	20,084	20,711	21,454	22,560	22,663	23,222	23,614	24,288	23,198	24,767	24,390	25,350	23,859	23,258	24,012	21,857	21,828	20,002	21,878	21,062	19,109	20,676	21,755	20,481	21,892	21,380	21,952	22,186	22,272	23,793	24,646	24,170	23,019	22,408	24,498	25,797	26,083	27,495	28,382	27,133	28,415	29,295	29,839	30,489	31,120	30,891	32,946	31,939	32,947	32,316	30,431	30,227	32,143	33,776	34,520	35,318	36,537	37,320	37,423	37,415	37,996	37,815	35,935	39,601
S&P Global Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P Global Broad Market Index (Net)			S&P Global Broad Market Index (Net)
Accumulated Value		10,000		10,015		9,942		10,387		10,424		10,500		10,300		10,405		10,628		10,918		11,219		11,352			11,534			11,770		11,841		12,165		12,209		12,469		12,723		12,973		13,185		13,895		13,319		13,060		13,189		13,240		13,152		13,510		13,629		13,652		12,576		12,770		11,847		12,800		13,152		13,285		13,720		12,910		13,733		13,764		13,422		13,699		14,081	14,426	14,935	14,733	13,531	11,584	12,849	13,447	13,876	14,577	15,464	14,986	14,666	16,536	17,357	17,330	17,804	18,246	19,027	19,307	19,539	19,620	20,108	19,318	20,229	19,662	20,429	19,353	18,912	19,275	17,739	17,747	16,224	17,363	16,761	15,138	16,046	17,271	16,623	17,839	17,342	17,754	17,976	17,758	18,790	19,510	18,941	18,156	17,543	19,158	20,167	20,204	21,058	21,701	20,984	21,820	22,204	22,670	23,187	23,737	23,188	24,084	23,442	24,190	23,973	23,056	23,277	24,619	25,731	26,081	26,816	27,719	28,271	28,297	28,589	29,519	30,007	27,794	30,607
FTSE All-World Index
Account Value [Line Items]
Line Graph and Table Measure Name																									FTSE All-World Index (Net)
FTSE All-World Index
Account Value [Line Items]
Line Graph and Table Measure Name																									FTSE All-World Index (Net)
Accumulated Value		10,000		10,013		9,951		10,380		10,412		10,474		10,303		10,381		10,615		10,901		11,212		11,348			11,525			11,776		11,824		12,147		12,195		12,431		12,692		12,940		13,160		13,897		13,318		13,019		13,154		13,159		13,079		13,475		13,570		13,634		12,613		12,798		11,901		12,827		13,163		13,329		13,778		12,965		13,803		13,840		13,515		13,810		14,195	14,538	15,057	14,884	13,680	11,830	13,088	13,666	14,096	14,822	15,741	15,235	14,856	16,694	17,468	17,390	17,795	18,291	19,079	19,377	19,618	19,743	20,234	19,410	20,379	19,864	20,682	19,688	19,187	19,598	18,050	18,070	16,553	17,683	17,045	15,414	16,328	17,604	16,944	18,142	17,620	18,152	18,423	18,225	19,259	19,963	19,418	18,634	18,073	19,731	20,672	20,792	21,666	22,316	21,609	22,473	22,951	23,350	23,949	24,514	23,941	24,803	24,228	25,032	24,885	23,958	24,202	25,579	26,715	27,075	27,762	28,759	29,382	29,393	29,707	30,599	31,033	28,758	31,673
FTSE All World ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name																									FTSE All World ex-US Index (Net)
Accumulated Value		10,000		9,838		9,688		10,173		10,228		10,351		10,211		9,973		10,242		10,592		10,775		11,041			11,277			11,633		11,655		12,065		12,123		12,346		12,586		12,701		12,996		13,707		13,068		12,815		13,041		12,730		12,482		12,789		12,527		12,587		11,560		11,667		11,140		11,970		12,197		12,270		12,588		11,926		12,625		12,477		12,105		12,423		12,867	12,985	13,546	13,176	12,129	10,371	11,160	11,558	12,070	12,590	13,147	12,843	12,567	14,261	15,042	15,073	15,378	15,594	16,053	16,539	16,444	16,190	16,508	15,997	16,342	15,612	16,277	15,684	15,399	15,434	14,481	14,563	13,313	13,768	13,350	12,016	12,366	13,810	13,732	14,813	14,293	14,617	14,871	14,356	14,985	15,600	14,927	14,473	13,869	15,114	15,876	15,717	16,108	16,579	16,316	16,773	16,732	17,158	17,620	18,133	17,242	17,096	16,769	17,402	17,611	17,595	18,220	19,048	19,680	19,661	20,362	21,064	21,472	21,485	22,127	23,457	24,659	21,988	24,109
Dow Jones EPAC Select Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Dow Jones EPAC Select Dividend Index (Net)
Accumulated Value		10,000		9,813		9,691		10,088		10,120		10,306		10,034		9,922		10,307		10,591		10,690		11,023			11,163			11,673		11,632		11,931		11,877		12,136		12,041		12,106		12,358		12,878		12,255		12,118		12,553		12,143		12,044		12,513		12,245		12,400		11,690		11,709		11,080		11,885		12,202		11,997		12,297		11,653		12,226		12,014		11,729		12,359		12,810	13,025	13,637	13,509	12,170	9,476	10,200	10,398	10,737	10,899	11,304	10,784	10,496	12,270	12,894	12,898	13,421	13,873	14,292	14,823	14,432	14,414	14,446	13,887	14,181	13,524	14,391	14,609	14,633	14,840	14,146	14,579	12,754	13,038	12,481	11,018	11,510	13,029	13,347	14,252	13,792	13,668	13,936	12,965	13,371	13,967	13,445	13,253	12,816	13,925	14,855	14,715	14,531	14,981	14,895	15,670	15,110	15,807	16,321	16,773	15,869	15,888	15,399	16,033	16,663	17,419	18,302	19,069	19,854	20,205	21,109	21,316	21,828	22,490	23,428	24,931	26,558	25,024	26,356
Dow Jones U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Dow Jones U.S. Index
Accumulated Value		10,000		10,180		10,198		10,594		10,613		10,624		10,410		10,838		11,044		11,270		11,700		11,707			11,827			11,969		12,061		12,294		12,325		12,598		12,881		13,275		13,418		14,152		13,626		13,331		13,372		13,722		13,811		14,294		14,774		14,826		13,761		14,043		12,750		13,830		14,302		14,535		15,121		14,150		15,140		15,367		15,076		15,347		15,671	16,259	16,722	16,727	15,354	13,301	15,054	15,847	16,198	17,126	18,374	17,699	17,283	19,321	20,133	19,983	20,580	21,354	22,503	22,604	23,172	23,675	24,360	23,229	24,828	24,502	25,468	23,989	23,342	24,125	21,956	21,911	20,083	21,953	21,104	19,147	20,677	21,803	20,527	21,917	21,402	22,066	22,325	22,434	23,958	24,790	24,345	23,196	22,618	24,739	25,972	26,328	27,764	28,665	27,430	28,729	29,681	30,121	30,809	31,458	31,236	33,248	32,322	33,327	32,759	30,840	30,650	32,623	34,292	35,083	35,817	37,058	37,888	37,932	37,933	38,469	38,242	36,350	40,112
MSCI KLD 400 Social Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI KLD 400 Social Index
Accumulated Value		10,000		10,172		10,158		10,571		10,637		10,624		10,360		10,761		10,920		11,181		11,537		11,571			11,743			11,905		11,954		12,236		12,217		12,508		12,815		13,132		13,280		14,095		13,549		13,268		13,336		13,691		13,777		14,244		14,594		14,638		13,513		13,978		12,815		13,868		14,349		14,613		15,206		14,246		15,211		15,517		15,250		15,489		15,810	16,390	16,868	16,951	15,688	13,771	15,541	16,385	16,742	17,523	18,946	18,221	17,768	19,733	20,430	20,242	20,964	21,869	23,011	23,196	23,811	24,463	25,201	24,002	26,239	25,860	26,892	25,177	24,345	25,136	22,848	22,699	20,946	22,764	21,664	19,586	21,012	22,502	21,117	22,617	22,143	23,051	23,138	23,419	24,935	25,842	25,512	24,216	23,542	25,896	27,162	27,684	29,124	30,211	28,804	30,137	31,186	31,422	31,913	32,797	32,504	34,452	33,354	33,899	33,020	31,052	30,955	33,683	35,358	36,457	36,937	38,455	39,594	39,109	39,434	40,059	39,339	37,221	41,744
MSCI USA Extended ESG Select Index (Spliced)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI USA Extended ESG Select Index (Spliced)
Accumulated Value		10,000		10,228		10,231		10,642		10,772		10,781		10,470		10,795		10,970		11,165		11,685		11,773			11,955			12,228		12,301		12,446		12,511		12,657		13,051		13,349		13,510		14,269		13,796		13,519		13,549		13,695		13,840		14,287		14,631		14,752		13,675		14,097		12,797		13,811		14,413		14,738		15,222		14,154		15,255		15,524		15,168		15,557		15,845	16,441	16,964	16,995	15,716	13,955	15,683	16,592	17,071	18,101	19,552	18,851	18,516	20,464	21,198	21,109	21,641	22,650	23,789	24,036	24,730	25,439	26,280	24,930	26,855	26,490	27,693	25,752	24,630	25,321	23,186	23,160	21,188	23,218	22,228	20,036	21,797	23,195	21,843	23,251	22,711	23,405	23,545	23,454	25,048	25,952	25,531	24,163	23,326	25,742	27,104	27,311	28,610	29,573	28,282	29,553	30,480	31,179	32,126	32,802	32,213	34,266	33,264	34,072	33,458	31,505	31,533	33,531	34,911	35,376	36,252	37,472	38,524	38,633	38,620	39,136	38,816	36,738	40,590
Russell 1000 Basic Materials RIC 22.5/45 Capped Index (Spliced)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Basic Materials RIC 22.5/45 Capped Index (Spliced)
Accumulated Value		10,000		9,892		9,820		10,382		10,368		10,275		10,085		10,922		10,879		11,366		11,583		11,701			11,742			11,621		11,812		12,100		12,243		12,722		13,196		13,301		13,609		14,150		13,428		12,857		13,041		13,352		13,317		13,771		13,654		13,305		11,981		12,266		11,408		12,089		12,506		12,482		12,845		11,594		13,061		12,893		12,326		12,766		12,765	13,207	13,663	12,645	11,567	9,709	11,405	12,283	12,583	13,526	14,112	13,984	13,776	15,670	16,166	15,843	16,514	17,959	18,743	19,890	18,739	19,114	19,137	17,976	19,299	18,900	20,359	19,046	19,891	21,771	20,539	20,681	17,295	18,278	17,709	15,992	17,542	19,590	18,587	20,707	20,147	19,841	19,572	18,077	20,007	20,848	20,123	19,115	18,521	19,971	21,038	20,306	21,122	22,603	21,587	22,355	21,535	22,210	22,504	23,184	22,483	22,835	20,160	21,389	21,502	21,023	20,405	21,009	21,929	22,035	23,378	23,344	22,442	23,564	24,375	26,972	29,919	27,980	28,862
Russell 1000 Cnsmr Discret. 40 Act 15/22.5 Daily Capd Indx (Spliced)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (Spliced)
Accumulated Value		10,000		10,041		9,983		10,374		10,246		10,256		10,029		10,537		10,579		10,914		11,168		11,314			11,623			11,782		11,578		11,782		11,539		11,625		11,701		12,415		12,733		13,880		13,295		12,978		13,212		13,375		13,843		14,192		15,021		15,182		13,935		14,296		12,996		14,161		14,378		14,736		15,691		14,747		15,780		15,936		15,844		15,812		15,991	16,410	16,674	16,543	15,221	12,986	15,009	15,980	16,090	17,209	18,736	18,394	17,886	20,181	20,848	20,413	21,388	22,163	23,131	22,733	23,047	23,198	23,694	23,027	24,986	24,687	25,038	22,638	21,965	22,404	19,928	19,006	16,994	19,613	19,061	17,461	18,401	19,002	17,139	19,582	19,056	19,523	19,442	19,492	21,508	22,096	21,473	20,318	19,607	21,645	23,057	22,767	24,648	25,012	23,688	24,197	24,830	25,125	25,606	26,965	26,721	29,924	29,512	30,862	29,604	27,186	27,579	29,767	30,713	30,821	31,899	32,369	31,877	31,753	31,911	32,155	31,969	30,074	31,911
Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (Spliced)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (Spliced)
Accumulated Value		10,000		10,045		10,362		10,510		10,481		10,305		10,139		9,846		10,114		10,403		10,850		10,914			10,947			11,260		11,247		11,264		11,185		11,217		11,215		11,604		11,836		12,061		11,301		11,165		10,726		10,764		11,210		11,394		11,282		11,357		11,146		11,276		10,250		11,001		11,235		11,566		11,954		11,160		11,860		12,130		12,036		12,423		12,481	12,696	13,191	13,313	12,220	10,787	11,899	12,441	12,785	13,891	15,431	15,057	14,584	16,455	17,566	17,451	17,057	17,979	18,508	18,467	18,754	19,017	19,046	18,420	18,948	18,554	20,684	20,846	20,631	20,781	21,437	21,067	20,344	20,753	20,562	18,914	20,771	21,941	21,506	21,027	20,517	21,256	22,091	20,802	21,502	21,938	21,098	20,239	19,914	20,673	20,994	21,189	21,421	22,333	22,091	22,100	21,855	22,595	23,555	23,657	22,908	23,786	22,191	22,444	23,940	24,334	24,161	24,398	24,134	23,441	24,069	23,585	23,030	23,956	23,333	24,915	27,082	24,555	25,176
Russell 1000 Energy RIC 22.5/45 Capped Index (Spliced)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Energy RIC 22.5/45 Capped Index (Spliced)
Accumulated Value		10,000		9,887		10,183		9,977		10,106		10,433		10,075		10,988		11,178		10,807		10,553		10,441			10,098			9,720		9,676		9,910		9,381		10,332		10,255		10,464		11,004		11,367		10,160		10,371		11,352		11,746		11,828		11,975		11,610		11,921		10,531		10,276		8,923		9,950		10,164		10,402		10,389		9,205		10,032		9,817		8,979		9,339		9,126	9,259	9,852	8,742	7,447	4,791	6,266	6,378	6,327	6,041	6,002	5,127	4,944	6,298	6,578	6,834	8,317	8,563	8,629	9,138	9,579	8,796	8,653	9,417	10,493	10,000	10,139	11,800	12,676	13,891	13,567	15,622	13,064	14,516	15,020	13,648	16,798	17,054	16,321	16,719	15,556	15,511	15,798	14,327	15,292	16,497	16,728	17,058	16,119	15,996	16,010	15,847	16,372	18,049	17,875	17,952	17,680	18,044	17,703	17,206	17,316	18,750	17,045	17,406	17,951	18,582	16,093	16,388	17,185	17,617	18,257	18,225	17,962	18,471	18,378	20,866	22,840	25,192	24,586
Dow Jones U.S. Financial Services Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Dow Jones U.S. Financial Services Index
Accumulated Value		10,000		10,247		9,488		10,010		10,625		10,381		10,656		12,123		12,624		12,718		13,397		13,013			12,931			12,714		13,578		13,799		13,604		14,431		14,881		15,438		15,771		16,903		16,602		15,883		15,918		16,027		15,812		16,490		16,848		16,349		15,431		15,774		13,864		15,284		15,884		15,493		16,903		15,671		16,727		17,348		16,577		17,112		17,708	18,661	19,178	18,842	16,717	13,059	14,691	15,316	15,273	15,516	16,430	15,690	15,376	18,102	19,418	18,832	21,227	22,231	23,756	24,492	24,138	24,301	24,968	24,644	26,166	24,633	25,409	25,410	24,647	23,851	21,562	22,314	19,706	21,506	20,903	18,907	21,287	22,699	21,236	23,342	22,753	20,517	20,935	20,189	21,559	22,996	22,061	21,232	20,477	22,994	24,728	25,225	26,404	27,623	26,441	27,387	27,245	29,056	30,011	29,804	30,937	34,545	32,752	35,278	35,259	33,237	32,887	34,707	36,356	36,959	38,110	38,200	37,545	38,160	39,453	38,616	36,780	35,553	37,814
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (Spliced)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (Spliced)
Accumulated Value		10,000		10,226		9,938		10,322		10,662		10,464		10,494		11,422		11,864		11,935		12,514		12,234			12,204			12,121		12,698		12,940		12,821		13,309		13,622		14,062		14,240		14,901		14,429		14,112		14,113		14,193		14,125		14,683		15,007		14,714		13,971		14,421		12,962		14,166		14,572		14,483		15,446		14,674		15,486		15,856		15,491		15,949		16,254	16,823	17,181	17,068	15,376	12,221	13,422	13,874	13,923	14,379	14,985	14,433	14,133	16,190	17,081	16,677	18,256	19,197	20,589	21,173	20,885	21,189	21,835	21,372	23,119	21,909	22,544	22,461	22,083	22,076	19,820	20,512	18,371	19,708	19,357	17,840	19,954	21,255	20,076	21,545	21,068	19,054	19,577	18,802	20,064	21,349	20,677	20,209	19,639	21,852	23,229	23,705	24,795	26,168	24,936	26,051	25,968	27,791	28,838	28,639	29,456	32,781	30,635	32,727	32,841	31,399	30,782	32,349	33,819	34,143	35,153	35,553	34,399	35,345	36,358	36,038	34,618	33,409	35,270
Russell 1000 Health Care RIC 22.5/45 Capped Index (Spliced)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Health Care RIC 22.5/45 Capped Index (Spliced)
Accumulated Value		10,000		10,232		10,296		10,835		10,478		10,472		9,787		10,017		10,079		10,331		10,999		10,940			11,150			11,178		11,725		11,801		12,061		12,176		12,096		12,469		12,382		13,211		12,638		12,300		12,422		12,554		12,764		13,597		14,225		14,598		13,548		14,446		13,155		13,892		14,081		14,149		13,742		13,389		14,311		14,118		14,006		13,921		14,602	15,438	15,953	15,538	14,553	13,937	15,788	16,426	16,080	16,936	17,324	17,045	16,471	17,835	18,499	18,909	18,552	19,044	19,880	20,129	20,697	21,649	22,194	21,000	22,003	21,233	22,916	21,165	20,954	22,078	20,927	21,153	20,658	21,369	20,075	19,505	21,327	22,385	21,998	21,699	20,724	21,253	21,891	20,959	21,867	22,044	21,959	21,195	20,410	21,535	22,534	23,165	23,946	24,504	23,258	23,811	24,306	24,920	26,345	25,889	24,741	24,755	23,315	24,840	24,999	24,453	23,547	22,327	22,777	22,122	23,341	23,766	24,632	26,895	26,469	26,424	27,202	25,167	25,045
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (Spliced)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (Spliced)
Accumulated Value		10,000		10,075		10,161		10,502		10,603		10,618		10,372		11,187		11,249		11,465		11,850		11,816			12,069			12,244		12,395		12,545		12,614		13,125		13,402		13,832		14,009		14,836		14,200		13,858		13,527		14,011		13,776		14,534		14,802		15,041		13,440		13,852		12,433		13,814		14,727		14,757		15,396		14,356		15,461		15,605		15,278		15,572		15,727	16,449	16,512	16,438	14,994	12,307	13,670	14,647	14,987	15,745	16,831	16,675	16,399	18,988	19,471	18,692	19,952	21,221	22,169	22,514	22,391	22,712	23,109	21,668	22,505	21,460	22,857	21,786	21,040	21,441	19,861	19,761	17,992	19,964	19,188	17,156	19,308	20,660	19,850	21,040	20,605	20,684	20,598	19,954	21,981	22,635	22,296	21,003	20,246	22,293	23,888	23,857	25,356	26,341	25,189	25,550	25,119	26,743	27,400	28,210	28,091	30,350	28,260	29,742	29,078	27,660	27,411	29,489	30,312	30,833	31,142	31,176	31,340	31,144	31,750	32,990	34,511	31,704	34,100
Russell 1000 Technology RIC 22.5/45 Capped Index (Spliced)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Technology RIC 22.5/45 Capped Index (Spliced)
Accumulated Value		10,000		10,581		10,325		11,204		11,449		11,726		11,688		11,725		11,886		12,457		13,081		13,412			13,721			14,320		13,917		14,428		14,935		14,993		16,160		16,325		16,318		17,497		17,579		16,932		16,911		18,181		18,014		18,431		19,795		19,653		18,003		17,644		16,215		17,688		18,632		19,404		20,718		18,747		20,226		21,156		20,553		20,945		21,749	22,952	23,936	24,910	23,232	21,109	24,214	26,066	27,924	29,640	33,114	31,263	30,391	33,748	35,458	35,750	36,245	36,578	38,796	38,585	41,544	43,135	45,242	42,405	46,224	47,437	48,129	44,206	42,041	43,229	37,642	37,117	33,632	37,503	35,276	30,935	32,219	34,382	31,501	34,994	35,254	39,355	39,455	43,678	46,243	48,251	47,344	44,633	44,145	49,866	52,279	53,852	56,880	57,646	54,710	59,190	64,333	62,531	63,216	64,933	64,575	68,238	68,351	68,505	66,375	60,303	61,489	68,040	74,530	77,948	78,177	84,328	89,574	85,628	86,059	85,528	81,792	78,319	94,164
S&P Transportation Select Industry FMC Capped Index (Spliced)
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P Transportation Select Industry FMC Capped Index (Spliced)
Accumulated Value		10,000		9,937		9,548		10,009		10,082		10,344		10,318		11,534		11,624		11,814		12,136		11,755			11,731			11,854		12,379		11,885		12,098		12,878		12,676		13,383		13,834		14,303		13,569		13,599		13,634		14,105		13,582		14,546		14,880		14,991		13,426		14,296		12,129		13,305		13,888		13,820		14,402		12,971		13,950		14,274		13,546		13,875		14,067	14,583	14,656	14,206	12,661	10,440	11,311	12,155	12,442	13,557	15,210	15,284	15,116	16,987	17,078	16,506	18,242	20,037	21,017	21,613	20,435	19,713	19,907	19,179	21,363	20,548	21,877	20,441	20,542	21,429	19,295	18,500	16,969	18,568	18,218	15,741	17,012	18,693	17,187	18,691	18,646	18,422	17,973	18,048	20,275	21,684	20,288	19,061	17,771	19,957	21,488	21,158	23,060	23,151	21,153	21,113	21,601	21,782	22,220	22,831	22,966	24,775	22,460	23,329	23,226	21,368	20,335	21,858	22,963	22,788	23,899	24,129	24,330	24,552	25,130	25,850	27,599	25,271	27,535
Russell 1000 Utilities RIC 22.5/45 Capped Index (Spliced)
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Utilities RIC 22.5/45 Capped Index (Spliced)
Accumulated Value		10,000		10,157		10,926		10,832		10,234		10,284		10,365		9,868		10,334		10,466		10,990		10,983			11,064			11,516		11,224		11,512		11,871		11,563		12,019		12,359		11,620		11,250		10,802		11,238		11,511		11,456		11,739		11,950		12,082		12,034		12,185		12,652		12,128		12,570		13,061		13,437		13,564		13,434		13,879		13,836		14,505		15,100		14,974	14,671	15,152	16,082	14,454	13,015	13,439	14,003	13,337	14,310	13,946	14,016	14,686	14,937	15,059	14,889	14,052	15,529	16,149	15,766	15,456	16,054	16,648	15,642	16,500	16,207	17,629	16,954	16,586	18,249	17,569	18,227	17,284	18,331	18,469	16,482	16,790	17,974	17,738	17,434	16,468	17,290	17,613	16,628	17,008	17,319	16,276	15,432	15,659	16,501	16,911	16,499	16,897	18,028	18,246	19,739	18,833	19,906	20,857	22,016	21,842	22,784	20,923	21,653	22,146	22,206	22,285	23,112	23,073	24,091	23,756	24,604	24,821	25,397	24,212	24,566	26,999	26,109	26,611
S&P Global Clean Energy Transition Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P Global Clean Energy Transition Index (Net)			S&P Global Clean Energy Transition Index (Net)
Accumulated Value		10,000		9,426		9,624		9,971		10,093		9,953		9,663		8,767		8,807		9,185		9,599		9,487			9,423			9,613		9,633		10,163		10,230		10,079		10,499		10,055		10,608		10,923		10,677		10,776		11,243		11,043		10,075		10,498		10,041		9,892		9,355		10,327		9,655		11,058		11,365		11,396		11,848		11,690		12,510		12,615		12,865		12,829		12,597	12,977	13,937	14,444	14,786	11,433	12,785	14,128	14,878	17,225	20,499	22,075	23,354	28,164	33,632	35,756	30,971	28,863	27,827	27,454	28,235	27,378	28,155	26,169	30,479	28,298	25,760	22,625	25,272	26,250	23,106	24,309	23,230	27,310	27,290	23,548	23,152	25,702	24,472	25,447	23,682	24,322	23,009	22,548	22,718	22,635	19,903	18,138	16,081	17,596	19,489	17,372	17,355	17,440	16,575	18,665	16,836	17,747	17,971	18,488	16,449	15,555	14,462	14,463	14,140	14,440	14,949	16,099	16,733	17,230	18,431	19,810	22,165	21,716	21,232	23,600	23,617	23,359	26,739
FTSE EPRA Nareit Developed Green Target Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									FTSE EPRA Nareit Developed Green Target Index (Net)
FTSE EPRA Nareit Global REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name																									FTSE EPRA Nareit Global REITs Index (Net)
Accumulated Value		10,000		10,017		10,483		10,970		10,625		10,480		9,831		9,548		9,934		9,914		10,219		10,041			10,095			10,092		10,187		10,362		10,330		10,290		10,174		10,481		10,609		10,447		9,755		10,022		10,166		10,393		10,635		10,720		10,859		10,605		10,280		10,633		9,974		11,075		11,080		11,404		11,354		11,311		11,516		11,596		11,872		12,174		12,473	12,321	12,271	12,368	11,315	8,544	9,186	9,205	9,440	9,753	9,900	9,573	9,271	10,481	10,879	10,847	11,269	11,644	12,467	12,615	12,773	13,302	13,511	12,729	13,530	13,311	14,284	13,376	13,042	13,751	13,066	12,430	11,381	12,329	11,562	10,123	10,514	11,176	10,791	11,794	11,281	10,941	11,103	10,679	11,009	11,375	10,986	10,264	9,774	10,807	11,828	11,348	11,325	11,619	10,882	11,312	11,422	12,102	12,839	13,238	12,628	12,979	12,019	12,211	12,521	12,194	12,173	12,487	12,516	12,423	12,932	13,027	12,853	13,065	12,889	13,274	14,079	13,001	14,141
FTSE EPRA Nareit Developed ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name																									FTSE EPRA Nareit Developed ex US Index (Net)
Accumulated Value		$ 10,000		$ 9,765		$ 9,763		$ 10,312		$ 10,151		$ 10,169		$ 9,620		$ 9,277		$ 9,377		$ 9,563		$ 9,814		$ 9,820			$ 10,075			$ 10,378		$ 10,282		$ 10,575		$ 10,667		$ 10,592		$ 10,639		$ 10,938		$ 11,255		$ 11,773		$ 11,066		$ 11,163		$ 11,478		$ 11,355		$ 11,208		$ 11,339		$ 11,232		$ 11,087		$ 10,501		$ 10,768		$ 10,533		$ 11,591		$ 11,504		$ 11,960		$ 11,667		$ 11,616		$ 11,890		$ 11,765		$ 11,829		$ 12,070		$ 12,509	$ 12,428	$ 12,741	$ 12,801	$ 11,761	$ 9,212	$ 9,736	$ 9,813	$ 10,003	$ 10,204	$ 10,704	$ 10,390	$ 9,951	$ 11,397	$ 11,833	$ 11,675	$ 11,930	$ 12,070	$ 12,588	$ 13,002	$ 12,899	$ 13,209	$ 13,317	$ 12,550	$ 12,988	$ 12,416	$ 12,797	$ 12,289	$ 12,157	$ 12,369	$ 11,509	$ 11,371	$ 10,182	$ 10,823	$ 10,066	$ 8,781	$ 8,809	$ 9,554	$ 9,688	$ 10,314	$ 9,927	$ 9,528	$ 9,884	$ 9,237	$ 9,234	$ 9,745	$ 9,392	$ 8,962	$ 8,496	$ 9,436	$ 10,297	$ 9,911	$ 9,472	$ 10,070	$ 9,685	$ 9,825	$ 9,520	$ 10,071	$ 10,682	$ 11,120	$ 10,150	$ 10,040	$ 9,427	$ 9,732	$ 9,690	$ 9,739	$ 10,495	$ 10,853	$ 11,265	$ 11,071	$ 11,571	$ 11,657	$ 11,492	$ 11,673	$ 11,803	$ 12,392	$ 13,097	$ 11,266	$ 12,142